Cash and Bank Balances	12 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
Cash and bank balances
7.	Cash and bank balances

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Cash and bank balances	4,552,611	3,493,475	740,818
Fixed deposits	321,643	330,214	70,024
	4,874,254	3,823,689	810,842

The fixed deposits bear interest of 2.80% (2023: 2.65%) per annum and for tenor of 365 (2023: 365) days. The fixed deposits are due for renewal in May 2025 (2023: May 2024).

Fixed deposits amounted to RM 330,214 (2023: RM 321,643) are pledged to a financial institution as security for bank guarantee granted to the Group.

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Cash and bank balances	4,874,254	3,823,689	810,842
Less: Fixed deposits pledged	(321,643)	(330,214)	(70,024)
Cash and cash equivalents per consolidated statements of cash flows	4,552,611	3,493,475	740,818

The currency profiles of the Group’s cash and bank balances as at the end of each reporting period are as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Malaysian Ringgit	2,257,730	983,741	208,610
United States Dollar	1,819,907	2,307,804	489,387
Euro	782,968	518,391	109,929
Thai Baht	13,649	11,640	2,468
Hong Kong Dollar	-	2,113	448
	4,874,254	3,823,689	810,842